INCOME TAXES	12 Months Ended
Mar. 31, 2014
INCOME TAXES
INCOME TAXES

13.                               INCOME TAXES

Cayman Islands

The Company was tax-exempted companies incorporated in the Cayman Islands and is not subject to tax on income or capital gains.

British Virgin Islands (“BVI”)

The iKang Guobin and iKang Zhejiang BVI are exempted from income tax in BVI where were incorporated.

Hong Kong

Bayley & Jackson (Hong Kong), Yuanhua HK and MediFast are subject to Hong Kong Profits Tax at 16.5% on its activities conducted in Hong Kong.

PRC

Since January 1, 2008, the Company’s PRC subsidiaries, iKang holding and its subsidiaries are subject to the 25% standard enterprise income tax except for those accepted as deemed profit method enterprises, or qualified for small-scale enterprises, or granted preferential tax treatment.

Shanghai iKang and iKang Holding were established in “Shanghai Pudong Economic Open Zones”, which entitled them to a preferential tax rate of 15% prior to January 1, 2008.  Based on the transition rules of the EIT Law, iKang Holdings and Shanghai iKang continued to enjoy preferential tax rates of 18%, 20%, 22%, 24%, from January 1, 2008 through December 31, 2011, respectively, due to the preferential tax qualification obtained prior to January 1, 2008.

iKang Shenzhen Nanshan, iKang Shenzhen Luohu, iKang Shenzhen Futian and Shenzhen Kefa are subject to PRC individual income tax rate of 35% due to regulations set by local governments.

Under the EIT Law and its implementation rules which became effective on January 1, 2008, dividends generated after January 1, 2008 and payable by a foreign-invested enterprise in PRC to its foreign investors who are non-resident enterprises are subject to a 10% withholding tax, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with PRC that provides for a different withholding arrangement.  Under the taxation arrangement between the PRC and Hong Kong, a qualified Hong Kong tax resident which is the “beneficial owner” and directly holds 25% or more of the equity interest in a PRC-resident enterprise is entitled to a reduced withholding tax rate of 5%. The BVI, where the Company is incorporated, does not have a tax treaty with PRC.

Since January 1, 2008, the relevant tax authorities of the Group’s subsidiaries have not conducted a tax examination on the Group’s PRC entities.  In accordance with relevant PRC tax administration laws, tax years from 2009 to 2013 of the Group’s PRC subsidiaries and VIE entities, remain subject to tax audits as of March 31, 2014, at the tax authority’s discretion.

Aggregate undistributed earnings of the Company’s subsidiaries located in the PRC that are available for distribution to the Company are approximately $6,309 as of March 31, 2014.  The undistributed earnings of the Company’s subsidiaries located in the PRC are considered to be indefinitely reinvested, because the Group does not have any present plan to pay any cash dividends on its common shares in the foreseeable future and intends to retain most of its available funds and any future earnings for use in the operation and expansion of its business.  Accordingly, no deferred tax liability has been accrued for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Company as of March 31, 2014.

Aggregate undistributed earnings of the Company’s VIEs and its VIEs’ subsidiaries located in the PRC that are available for distribution to the Company were approximately $52,786 as of March 31, 2014. A deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting amounts over tax basis amount in domestic subsidiaries However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Company has not recorded any such deferred tax liability attributable to the undistributed earnings of its financial interest in VIEs because it believes such excess earnings can be distributed in a manner that would not be subject to income tax.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status.  The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC.  The implementation rules to the EIT Law provide that non-resident legal entities will be considered China residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC.  Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes.  If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a rate of 25%.

The current and deferred portions of income tax expenses included in the consolidated statements of operations, which were all attributable to the Group’s PRC subsidiaries and VIE entities, are as follows:

	Years ended March 31,
	2012	2013	2014

Current tax expense	$3,987	$7,311	$12,048
Deferred tax benefits	(48)	(1,177)	(1,947)
Income tax expenses	$3,939	$6,134	$10,101

The principal components of the deferred income tax assets and liabilities are as follows:

	As of March 31,
	2013	2014

Current deferred tax assets:
Accrued expenses	$1,410	$2,185
Deferred revenue	158	125
Accrued payroll	656	1,056
Bad debt provision	791	995
Less: Valuation allowance	(141)	(370)
Current deferred tax assets	$2,874	$3,991

Non-current deferred tax assets:
Depreciation and amortization	$358	212
Due to impairment of long-lived assets	102	88
Net operating tax loss carry-forwards	1,724	3,748
Less: Valuation allowance	(728)	(2,041)
Non-current deferred tax assets	$1,456	$2,007

	As of March 31,
	2013	2014

Non-current deferred tax liabilities:
Intangible assets	$499	$3,478
Non-current deferred tax liabilities	$499	$3,478

The Group considers the following factors, among other matters, when determining whether some portion or all of the deferred tax assets will more likely than not be realized: the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carryforward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives.  The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carryforward periods provided for in the tax law.

As of March 31, 2014, the Group’s PRC subsidiaries, VIE and VIE’s subsidiaries had a tax loss carry-forward amounted to $14,993 and would expire on various dates between March 31, 2015 and March 31, 2019.  The Group does not file combined or consolidated tax returns, therefore, losses from individual subsidiaries or the VIE entities may not be used to offset other subsidiaries’ or VIE entities’ earnings within the Group.  Valuation allowance is considered on each individual subsidiary and legal entity basis.  Valuation allowances have been established in respect of certain deferred tax assets as it is considered more likely than not that the relevant deferred tax assets will not be realized in the foreseeable future.

Reconciliation between the expense (benefit) of income taxes computed by applying the PRC tax rate to income (loss) before income taxes and the actual provision for income taxes is as follows:

	For the year ended March 31,
	2012	2013	2014

Net income before provision	$14,331	$18,583	$32,183
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	$3,583	$4,646	$8,046
Change in valuation allowance	(16)	126	704
Expenses not deductible for tax purposes	258	631	440
Effect of income tax rate difference for entities under individual income tax rate of 35%	67	129	390
Loss utilized for entities under individual income tax rate of 35%	(235)	(153)	(99)
Effect of income tax rate differences in other jurisdictions	282	755	620
Income tax expense	$3,939	$6,134	$10,101

The Group did not identify significant unrecognized tax benefits for the years ended March 31, 2012, 2013 and 2014.  The Group did not incur any interest and penalties related to potential underpaid income tax expenses and also believed that uncertainty in income taxes did not have a significant impact on the unrecognized tax benefits within next twelve months.